Concentrations and Risks (Tables)	12 Months Ended
Mar. 31, 2024
Concentrations and Risks [Abstract]
Schedule of the Customers Accounting of Total Revenue	Details of the customers accounting for 10% or more of total revenue are as follows:
	For the years ended March 31,
	2024	2024	2023	2023	2022	2022
	$’000%		$’000%		$’000%
Customer A	1,760	41%	1,916	43%	*	*
Customer B	1,100	26%	599	13%	567	17%
Customer C - a related party	815	19%	*	*	333	10%
Customer D	*	*	498	11%	1,655	51%
Customer E	-	-	500	11%	-	-
Customer F	-	-	451	10%	-	-

Schedule of the Customers Accounting of Total Receivables from Customers	Details of the customers accounting for 10% or more of total receivables from customers are as follows:
	As of March 31,
	2024	2024	2023	2023
	$’000%		$’000%
Customer G	1,997	69%	-	-
Customer A	619	21%	320	25%
Customer C - a related party	*	*	269	21%
Customer F	-	-	350	27%
Customer E	-	-	250	20%

Schedule of the Customers Accounting of Total Payables to Customers	Details of the customers accounting for 10% or more of total payables to customers are as follows:
	As of March 31,
	2024	2024	2023	2023
	$’000%		$’000%
Customer H	1,559	30%	1,554	24%
Customer I	1,396	27%	1,392	22%
Customer J	649	13%	646	10%